UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ];               Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        020 7484 7476

Signature, Place, and Date of Signing:


     /s/ Lord Balniel            London, England              02/14/06
     ----------------------      ----------------------       ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      62
                                                  -----------------------

Form 13F Information Table Value Total:              $ 321,348 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value       Shrs or    Shr/    Investment       Other      Voting Authority
                             Class      Cusip        (x$1000)     Prn Amt.   Prn     Discretion       Managers   Sole  Shared  None

ALLSTATE CORP                 COM       20002101        7,072     $393,793.00       Shared-Defined       0                     None
ALTRIA GROUP INC              COM       02209S103      12,500     $940,526.64       Shared-Defined       0                     None
AMERICAN EXPRESS CO           COM       25816109       42,194   $2,186,475.98       Shared-Defined       0                     None
AMGEN INC                     COM       31162100        3,921     $311,370.77       Shared-Defined       0                     None
BANK NOVA SCOTIA HALIFAX      COM       64149107       60,000   $2,390,509.20       Shared-Defined       0                     None
BANRO CORP                    COM       66800103       10,000      $85,054.60       Shared-Defined       0                     None
BEACON ROOFING
    SUPPLY INC                COM       73685109      337,100   $9,727,110.17       Shared-Defined       0                     None
BERKSHIRE HATHAWAY
    INC DEL                   COM       84670207           70     $205,485.00       Shared-Defined       0                     None
BOEING CO                     COM       97023105       80,200   $5,647,972.78       Shared-Defined       0                     None
CHEVRON CORP NEW              COM       166764100        5,750     $328,708.52      Shared-Defined       0                     None
CHUBB CORP                    COM       171232101      151,420  $14,846,878.43      Shared-Defined       0                     None
CISCO SYS INC                 COM       17275R102       17,010     $292,959.02      Shared-Defined       0                     None
CITIGROUP INC                 COM       172967101        6,625     $323,757.91      Shared-Defined       0                     None
COLGATE PALMOLIVE CO          COM       194162103        5,130     $283,346.75      Shared-Defined       0                     None
DIGITAS INC                   COM       25388K104    1,144,680  $14,411,128.62      Shared-Defined       0                     None
DOW CHEM CO                   COM       260543103       14,200     $626,592.13      Shared-Defined       0                     None
EMERSON ELEC CO               COM       291011104        5,750     $431,117.07      Shared-Defined       0                     None
EXELON CORP                   COM       30161N101      285,495  $15,255,290.63      Shared-Defined       0                     None
EXXON MOBIL CORP              COM       30231G102       82,554   $4,669,461.20      Shared-Defined       0                     None
GENENTECH INC               COM NEW     368710406       30,000   $2,794,391.23      Shared-Defined       0                     None
GENERAL ELECTRIC CO           COM       369604103      412,661  $14,534,162.93      Shared-Defined       0                     None
HERSHEY CO                    COM       427866108       14,070     $782,799.61      Shared-Defined       0                     None
INTEL CORP                    COM       458140100       17,300     $433,569.60      Shared-Defined       0                     None
INVERNESS MED
    INNOVATIONS IN            COM       46126P106       67,000   $1,602,838.60      Shared-Defined       0                     None
ITT INDS INC IND              COM       450911102       86,330   $8,926,651.47      Shared-Defined       0                     None
JOHNSON & JOHNSON             COM       478160104       23,251   $1,405,889.89      Shared-Defined       0                     None
KYPHON INC                    COM       501577100      378,950  $15,556,302.33      Shared-Defined       0                     None
LIBERTY MEDIA CORP NEW     COM SER A    530718105       63,419     $502,485.19      Shared-Defined       0                     None
MACQUARIE INFRASTRUCTURE   SH BEN INT   55607X108      156,050   $4,825,300.37      Shared-Defined       0                     None
MARSH & MCLENNAN
    COS INC                   COM       571748102        7,740     $247,540.18      Shared-Defined       0                     None
MEDTRONIC INC                 COM       585055106       56,947   $3,301,347.95      Shared-Defined       0                     None
MERRILL LYNCH & CO INC        COM       590188108        4,150     $283,043.64      Shared-Defined       0                     None
MICROS SYS INC                COM       594901100       53,600   $2,612,845.55      Shared-Defined       0                     None
MICROSOFT CORP                COM       594918104      564,900  $14,840,163.54      Shared-Defined       0                     None
MONSANTO CO NEW               COM       61166W101        3,500     $273,251.19      Shared-Defined       0                     None
MOODYS CORP                   COM       615364105       86,800   $5,342,353.74      Shared-Defined       0                     None
MORGAN STANLEY                COM       617446448      479,950  $27,377,082.54      Shared-Defined       0                     None
MOTOROLA INC                  COM       620076109        9,600     $218,379.41      Shared-Defined       0                     None
NABORS INDUSTRIES LTD         COM       G6359F103        5,850     $443,137.50      Shared-Defined       0                     None
NATIONAL OILWELL
    VARCO INC                 COM       637071101       42,470   $2,686,925.02      Shared-Defined       0                     None
NEWMONT MINING CORP           COM       651639106        5,690     $305,110.99      Shared-Defined       0                     None
ORACLE CORP                   COM       68389X105       13,000     $158,730.00      Shared-Defined       0                     None
ORIENT-EXPRESS HOTELS         CL A      G67743107      271,470   $8,592,200.24      Shared-Defined       0                     None
PEPSICO INC                   COM       713448108       61,440   $3,653,795.21      Shared-Defined       0                     None
PROCTER & GAMBLE CO           COM       742718109       18,250   $1,062,882.41      Shared-Defined       0                     None
REVLON INC                    CL A      716525500    3,496,400  $10,903,528.43      Shared-Defined       0                     None
REYNOLDS AMERICAN INC         COM       761713106      151,945  $14,552,015.85      Shared-Defined       0                     None
RIO NARCEA GOLD
    MINES INC                 COM       766909105       41,904      $59,033.32      Shared-Defined       0                     None
ROCKWELL COLLINS INC          COM       774341101      156,500   $7,309,057.02      Shared-Defined       0                     None
SALESFORCE COM INC            COM       79466L302      285,600   $9,192,976.82      Shared-Defined       0                     None
SARA LEE CORP                 COM       803111103      783,100  $14,887,370.85      Shared-Defined       0                     None
SCHLUMBERGER LTD              COM       806857108      343,830  $33,587,248.92      Shared-Defined       0                     None
SEASPAN CORP                  SHS       Y75638109      166,813   $3,308,620.45      Shared-Defined       0                     None
SONUS NETWORKS INC            COM       835916107      955,072   $3,582,021.87      Shared-Defined       0                     None
SOUTH FINL GROUP INC          COM       837841105       77,325   $2,144,411.34      Shared-Defined       0                     None
STERLING BANCORP              COM       859158107      102,382   $2,019,996.86      Shared-Defined       0                     None
SYSCO CORP                    COM       871829107       17,600     $550,298.71      Shared-Defined       0                     None
TORONTO DOMINION
    BK ONT                  COM NEW     891160509        5,250     $277,124.73      Shared-Defined       0                     None
UNITED TECHNOLOGIES
   CORP                       COM       913017109      391,850  $22,018,719.73      Shared-Defined       0                     None
WACHOVIA CORP 2ND NEW         COM       929903102       10,336     $550,178.85      Shared-Defined       0                     None
WAL MART STORES INC           COM       931142103        7,000     $329,889.21      Shared-Defined       0                     None
DISNEY WALT CO            DISNEY COM    254687106        7,920     $191,169.00      Shared-Defined       0                     None
